Recorded Investment for each Credit Quality of the Finance Receivable within the Wholesale and Other Dealer Loan Receivables Portfolio Segment in the United States and Other Regions (Detail)
In Millions
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Wholesale United States Wholesale and other dealer loans USD ($)	Mar. 31, 2011 Wholesale United States Wholesale and other dealer loans JPY (¥)	Mar. 31, 2011 Wholesale United States Wholesale and other dealer loans Performing USD ($)	Mar. 31, 2011 Wholesale United States Wholesale and other dealer loans Performing JPY (¥)	Mar. 31, 2011 Wholesale United States Wholesale and other dealer loans Credit Watch JPY (¥)	Mar. 31, 2011 Wholesale United States Wholesale and other dealer loans Credit Watch USD ($)	Mar. 31, 2011 Wholesale United States Wholesale and other dealer loans At Risk JPY (¥)	Mar. 31, 2011 Wholesale United States Wholesale and other dealer loans At Risk USD ($)	Mar. 31, 2011 Wholesale United States Wholesale and other dealer loans Default JPY (¥)	Mar. 31, 2011 Wholesale United States Wholesale and other dealer loans Default USD ($)	Mar. 31, 2011 Wholesale Other Regions Wholesale and other dealer loans JPY (¥)	Mar. 31, 2011 Wholesale Other Regions Wholesale and other dealer loans USD ($)	Mar. 31, 2011 Wholesale Other Regions Wholesale and other dealer loans Performing JPY (¥)	Mar. 31, 2011 Wholesale Other Regions Wholesale and other dealer loans Performing USD ($)	Mar. 31, 2011 Wholesale Other Regions Wholesale and other dealer loans Default USD ($)	Mar. 31, 2011 Wholesale Other Regions Wholesale and other dealer loans Default JPY (¥)	Mar. 31, 2011 Real Estate United States Wholesale and other dealer loans USD ($)	Mar. 31, 2011 Real Estate United States Wholesale and other dealer loans JPY (¥)	Mar. 31, 2011 Real Estate United States Wholesale and other dealer loans Performing USD ($)	Mar. 31, 2011 Real Estate United States Wholesale and other dealer loans Performing JPY (¥)	Mar. 31, 2011 Real Estate United States Wholesale and other dealer loans Credit Watch USD ($)	Mar. 31, 2011 Real Estate United States Wholesale and other dealer loans Credit Watch JPY (¥)	Mar. 31, 2011 Real Estate United States Wholesale and other dealer loans At Risk USD ($)	Mar. 31, 2011 Real Estate United States Wholesale and other dealer loans At Risk JPY (¥)	Mar. 31, 2011 Real Estate United States Wholesale and other dealer loans Default USD ($)	Mar. 31, 2011 Real Estate United States Wholesale and other dealer loans Default JPY (¥)	Mar. 31, 2011 Real Estate Other Regions Wholesale and other dealer loans USD ($)	Mar. 31, 2011 Real Estate Other Regions Wholesale and other dealer loans JPY (¥)	Mar. 31, 2011 Real Estate Other Regions Wholesale and other dealer loans Performing JPY (¥)	Mar. 31, 2011 Real Estate Other Regions Wholesale and other dealer loans Performing USD ($)	Mar. 31, 2011 Real Estate Other Regions Wholesale and other dealer loans Default JPY (¥)	Mar. 31, 2011 Real Estate Other Regions Wholesale and other dealer loans Default USD ($)	Mar. 31, 2011 Working Capital United States Wholesale and other dealer loans USD ($)	Mar. 31, 2011 Working Capital United States Wholesale and other dealer loans JPY (¥)	Mar. 31, 2011 Working Capital United States Wholesale and other dealer loans Performing USD ($)	Mar. 31, 2011 Working Capital United States Wholesale and other dealer loans Performing JPY (¥)	Mar. 31, 2011 Working Capital United States Wholesale and other dealer loans Credit Watch USD ($)	Mar. 31, 2011 Working Capital United States Wholesale and other dealer loans Credit Watch JPY (¥)	Mar. 31, 2011 Working Capital United States Wholesale and other dealer loans At Risk USD ($)	Mar. 31, 2011 Working Capital United States Wholesale and other dealer loans At Risk JPY (¥)	Mar. 31, 2011 Working Capital United States Wholesale and other dealer loans Default USD ($)	Mar. 31, 2011 Working Capital United States Wholesale and other dealer loans Default JPY (¥)	Mar. 31, 2011 Working Capital Other Regions Wholesale and other dealer loans USD ($)	Mar. 31, 2011 Working Capital Other Regions Wholesale and other dealer loans JPY (¥)	Mar. 31, 2011 Working Capital Other Regions Wholesale and other dealer loans Performing USD ($)	Mar. 31, 2011 Working Capital Other Regions Wholesale and other dealer loans Performing JPY (¥)	Mar. 31, 2011 Working Capital Other Regions Wholesale and other dealer loans Default USD ($)	Mar. 31, 2011 Working Capital Other Regions Wholesale and other dealer loans Default JPY (¥)	Mar. 31, 2011 United States Wholesale and other dealer loans JPY (¥)	Mar. 31, 2011 United States Wholesale and other dealer loans USD ($)	Mar. 31, 2011 United States Wholesale and other dealer loans Performing JPY (¥)	Mar. 31, 2011 United States Wholesale and other dealer loans Performing USD ($)	Mar. 31, 2011 United States Wholesale and other dealer loans Credit Watch USD ($)	Mar. 31, 2011 United States Wholesale and other dealer loans Credit Watch JPY (¥)	Mar. 31, 2011 United States Wholesale and other dealer loans At Risk USD ($)	Mar. 31, 2011 United States Wholesale and other dealer loans At Risk JPY (¥)	Mar. 31, 2011 United States Wholesale and other dealer loans Default USD ($)	Mar. 31, 2011 United States Wholesale and other dealer loans Default JPY (¥)	Mar. 31, 2011 Other Regions Wholesale and other dealer loans USD ($)	Mar. 31, 2011 Other Regions Wholesale and other dealer loans JPY (¥)	Mar. 31, 2011 Other Regions Wholesale and other dealer loans Performing JPY (¥)	Mar. 31, 2011 Other Regions Wholesale and other dealer loans Performing USD ($)	Mar. 31, 2011 Other Regions Wholesale and other dealer loans Default JPY (¥)	Mar. 31, 2011 Other Regions Wholesale and other dealer loans Default USD ($)
Finance Receivable	$ 123,177	¥ 10,242,198	¥ 10,445,891	$ 6,859	¥ 570,363	$ 6,073	¥ 504,960	¥ 58,106	$ 698	¥ 6,494	$ 78	¥ 803	$ 10	¥ 330,297	$ 3,972	¥ 315,744	$ 3,797	$ 175	¥ 14,553	$ 4,073	¥ 338,692	$ 3,409	¥ 283,450	$ 505	¥ 41,967	$ 148	¥ 12,344	$ 11	¥ 931	$ 1,889	¥ 157,067	¥ 151,020	$ 1,816	¥ 6,047	$ 73	$ 1,257	¥ 104,464	$ 1,089	¥ 90,545	$ 147	¥ 12,198	$ 13	¥ 1,066	$ 8	¥ 655	$ 5,889	¥ 489,674	$ 5,845	¥ 485,974	$ 44	¥ 3,700	¥ 1,013,519	$ 12,189	¥ 878,955	$ 10,571	$ 1,350	¥ 112,271	$ 239	¥ 19,904	$ 29	¥ 2,389	$ 11,750	¥ 977,038	¥ 952,738	$ 11,458	¥ 24,300	$ 292